Leases - Additional Information (Details) € in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2023 EUR (€) Options	Dec. 31, 2022 EUR (€)	Jul. 31, 2022 EUR (€)	Jun. 30, 2023 EUR (€) Options	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Right-of-use assets
Right-of-use assets				€ 54,797	€ 21,677	€ 14,009
Land and buildings
Right-of-use assets
Right-of-use assets				54,696	€ 21,646	€ 13,982
Property Leases | All extension options for current leases are exercised
Right-of-use assets
Additional lease liabilities				€ 42,400
Warehouse lease, Leipzig, Germany
Right-of-use assets
Additional lease liabilities			€ 23,816
Contractual term (in years)				10 years
Number of extension options | Options				2
Renewal term				5 years
Additional right-of-use assets			€ 25,661
Office lease, Aschheim (Munich), Germany
Right-of-use assets
Additional lease liabilities	€ 9,953
Number of extension options | Options	1
Renewal term	5 years
Additional right-of-use assets	€ 9,953
Office lease, London, United Kingdom
Right-of-use assets
Additional lease liabilities		€ 2,197
Contractual term (in years)		3 years
Additional right-of-use assets		€ 2,197